Other financial assets, non-current (Tables)	12 Months Ended
Mar. 31, 2018
Other financial assets, non-current
Schedule of other financial assets, non-current
	March 31,
	2017	2018
Security deposits	53,860	61,848
Interest accrued on term deposits	631	411

Total	54,491	62,259